Securities trading and intermediation	12 Months Ended
Dec. 31, 2022
Summary of Securities, Trading and Intermediation Assets and Liabilities [Abstract]
Securities trading and intermediation	Securities trading and intermediation
Represented by operations at B3 on behalf of and on account of third parties, with liquidation operating cycle between D+1 and D+3.

	2022	2021

Cash and settlement records	1,394,451	107,246
Debtors pending settlement	1,980,341	1,380,393
(-) Expected losses on Securities trading and intermediation (a)	(105,179)	(81,988)
Other	1,387	—
Total Assets	3,271,000	1,405,651

Cash and settlement records	171,659	365,700
Creditors pending settlement	2,401,828	1,997,702
Customer's cash on investment account	13,489,210	13,234,153
Total Liabilities	16,062,697	15,597,555

(a)The reconciliation of gross carrying amount and the expected loss segregated by stage according to IFRS 9 is included in Note 14.